Related-Party Transactions (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jul. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related Party, License Agreement, Improvement License, Terms			2 years
Related Party Transaction, Expenses from Transactions with Related Party		$ 117,000,000		$ 201,000,000	$ 197,000,000
Revenue from Related Parties	$ 11,000,000		$ 31,000,000	$ 38,000,000	$ 39,000,000
Related Party Transaction, Purchases from Related Party	10,000,000
Corporate Overhead Allocated	$ 0
TSA Expenses [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			$ 13,000,000